Bank loans: Syndicated loan (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 COP ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Jun. 01, 2015 COP ($)	Jun. 01, 2015 MXN ($)
Bank loans:
Borrowings	$ 440,000,000	$ 13,779,547	$ 13,900,346	$ 440,000,000	$ 2,897,404
Bancolombia
Bank loans:
Borrowings	150,000,000
CorpBanca Columbia
Bank loans:
Borrowings	102,000,000
Banco AV Villas
Bank loans:
Borrowings	8,000,000
Banco Davivienda
Bank loans:
Borrowings	90,000,000
Banco de Bogota
Bank loans:
Borrowings	37,000,000
Banco de Occidente
Bank loans:
Borrowings	37,000,000
Banco Popular
Bank loans:
Borrowings	8,000,000
Servicios Financieros
Bank loans:
Borrowings	$ 8,000,000